Average Annual Total Returns - Class S - Thrivent Limited Maturity Bond Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Government/Credit 1-3 Year Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.05%	2.95%	2.26%	3.18%	2.01%	1.43%	2.39%	1.84%	1.38%	3.33%	2.21%	1.60%